Restatement of Previously Issued Financial Statements - Schedule of Restatement of Statement of Cash Flows (Detail) - USD ($)	1 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows
Net cash used in operating activities			$ (1,158,957,000)	$ (168,552,000)		$ (857,008,000)	$ (448,244,000)	$ (176,729,000)
Net cash used in investing activities			(186,628,000)	(7,072,000)		(444,087,000)	(4,775,520,000)	(2,475,798,000)
Net cash provided by financing activities			1,349,710,000	(1,155,128,000)		(46,814,000)	5,257,271,000	2,658,469,000
Net change in cash			1,332,000	$ (1,353,362,000)		$ (1,346,535,000)	$ 36,746,000	$ (7,177,000)
BOWX ACQUISITION CORP [Member]
Statement of Cash Flows
Net cash used in operating activities			(629,426)		$ (599,792)
Net cash used in investing activities			214,711		(483,000,000)
Net cash provided by financing activities					484,520,841
Net change in cash			$ (414,715)		921,049
As Previously Reported | BOWX ACQUISITION CORP [Member]
Statement of Cash Flows
Net cash used in operating activities		$ (548,409)			(599,792)
Net cash used in investing activities		(483,000,000)			(483,000,000)
Net cash provided by financing activities		484,520,841			484,520,841
Net change in cash		972,432			921,049
As Restated | BOWX ACQUISITION CORP [Member]
Statement of Cash Flows
Net cash used in operating activities		(548,409)			(599,792)
Net cash used in investing activities		(483,000,000)			(483,000,000)
Net cash provided by financing activities		484,520,841			484,520,841
Net change in cash		$ 972,432			$ 921,049